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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [  ];           Amendment Number: ___

    This Amendment (Check only one):
         [ ] is a restatement.     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Bedford Oak Advisors, LLC
Address:   100 South Bedford Road, Mt. Kisco, New York 10549

Form 13F File Number: 28-05209

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Dennis H. Javer
Title: Chief Financial Officer
Phone: (914) 242-5725

Signature, Place, and Date of Signing:

/s/ Dennis H. Javer                 Mt. Kisco, New York         October 31, 2001
-----------------------------       -------------------         ----------------
[Signature]                         [City, State]               [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [if there are no entries in this list, omit this section]

Form 13F File Number 28-05207
Name   Bedford Oak Partners, L.P.
       --------------------------

[Repeat as necessary.]




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                              Form 13F SUMMARY PAGE

                                 Report Summary:

Number of Other Included Managers:  1

Form 13F Information Table Entry Total: 33

Form 13F Information Table Value Total: $16,602 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries].

No.  1
Form 13F File Number 28-05211
Name:  Harvey P. Eisen

[Repeat as necessary.]





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
                                                   FORM 13F INFORMATION TABLE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Allied Holdings Inc.           COM              019223106       52    43400 SH       SOLE                    43400
American Bank Note Holograph   COM              024377103       17    10000 SH       SOLE                    10000
American Classic Voyage        COM              024928103      748   550000 SH       SOLE                   550000
American Int'l Group, Inc.     COM              026874107      702     9000 SH       SOLE                     9000
Canadian Pacific Ltd.          COM              135923100      321    10000 SH       SOLE                    10000
Chart House Enterprise         COM              160902102       70    71200 SH       SOLE                    71200
Citigroup                      COM              172967101      405    10000 SH       SOLE                    10000
Coastcast                      COM              19057T108      450   100000 SH       SOLE                   100000
Danielson Holding 350,000 by P COM              236274106      635   170200 SH       SOLE                   170200
Davel                          COM              238341101        6   115000 SH       SOLE                   115000
ECollege.com                   COM              27887E100      136    37700 SH       SOLE                    37700
Equity Office Properties       COM              294741103      320    10000 SH       SOLE                    10000
Healtheon / WEBMD CORP         COM              422209106      124    29000 SH       SOLE                    29000
Interneuron Pharmaceuticals    COM              460573108      249    50000 SH       SOLE                    50000
Microsoft                      COM              594918104      512    10000 SH       SOLE                    10000
Pall Corp.                     COM              696429307     1095    56300 SH       SOLE                    56300
Readers Digest                 COM              755267101      552    30000 SH       SOLE                    30000
Riddell Sports Inc             COM              765670104      227   120000 SH       SOLE                   120000
Shaw Communications            COM              82028K200      304    15000 SH       SOLE                    15000
Strouds Inc.                   COM              863451100        3   554300 SH       SOLE                   554300
Surety Capital                 COM              12612L108      210    15500 SH       SOLE                    15500
Traffix Inc.                   COM              892721101       39    10000 SH       SOLE                    10000
Vignette                       COM              926734104      177    50000 SH       SOLE                    50000
Young Broadcasting             COM              987434107      652    45000 SH       SOLE                    45000